Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Deferred income tax expense (benefit):
Total income tax expense	¥ 1,101	$ 153	¥ 993	¥ 21,843
Foreign Tax Authority | State Administration of Taxation, PRC
Current income tax expense:
PRC	1,076	149	875	7,407
Deferred income tax expense (benefit):
PRC	25	4	118	14,436
Total income tax expense	¥ 1,101	$ 153	¥ 993	¥ 21,843